Cumulative Allowance for Changes in Expected Cash Flows from Financial Royalty Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Credit Loss [Abstract]
Cumulative Allowance for Changes in Expected Cash Flows from Financial Royalty Assets

7. Cumulative Allowance for Changes in Expected Cash Flows from Financial Royalty Assets

The Cumulative allowance and the Provision for changes in expected future cash flows from financial royalty assets includes the following activities:

•	the movement in the Cumulative allowance for changes in expected future cash flows, and

•	the movement in the allowance for current expected credit losses; both are presented net within the non-current portion of Financial royalty assets, net on the condensed consolidated balance sheets.

Upon the January 1, 2020 adoption of ASU 2016-13, we recorded a cumulative adjustment to Retained earnings of $192.7 million to recognize an allowance for current expected credit losses on the portion of our portfolio of financial royalty assets that is subject to credit risk. The provision for changes in expected cash flows from financial royalty assets reflects the activity for the period that relates to the change in estimates applied to calculate the allowance for credit losses, namely any changes in the credit ratings of the marketers responsible for paying our royalties and changes in the underlying cash flow forecasts used in the effective interest model to measure income from our financial royalty assets. Refer to Note 2 for further information.

The following table sets forth the activity in the cumulative allowance for changes in expected cash flows from financial royalty assets, inclusive of the allowance for credit losses, as of the dates indicated:

(in thousands)	Activity for the period
Balance at December 31, 2019	$(868,418)
Cumulative adjustment for adoption of ASU 2016-13	(192,705)
Increases to the cumulative allowance for changes in expected cash flows from financial royalty assets	(289,587)
Decreases to the cumulative allowance for changes in expected cash flows from financial royalty assets	262,980
Reversal of cumulative allowance (a)	2,964
Current period provision for credit losses	(108,683)

Balance at June 30, 2020	$(1,193,449)

(a)

Relates to amounts reversed out of the allowance at the end of a royalty asset’s life to bring the account balance to zero. Reversals solely impact the asset account and allowance account, there is no impact on the condensed consolidated statements of comprehensive income.

7. Cumulative Allowance for Changes in Expected Cash Flows from Financial Royalty Assets

The following table sets forth the activity in the cumulative allowance for changes in expected cash flows from financial royalty assets classified as financial assets during 2019, 2018, and 2017:

Activity for the year
(in thousands)
Balance at December 31, 2016	$(1,838,766)
Increases to the Cumulative allowance for changes in expected cash flows from financial royalty assets	(641,956)
Decreases to the Cumulative allowance for changes in expected cash flows from financial royalty assets	241,291
Sale of royalty asset	85,550
Reversal of cumulative allowance (a)	108,013

Balance at December 31, 2017	$(2,045,868)

Increases to the Cumulative allowance for changes in expected cash flows from financial royalty assets	(284,214)
Decreases to the Cumulative allowance for changes in expected cash flows from financial royalty assets	341,548
Reversal of cumulative allowance (a)	5,637

Balance at December 31, 2018	$(1,982,897)

Increases to the Cumulative allowance for changes in expected cash flows from financial royalty assets	(322,717)
Decreases to the Cumulative allowance for changes in expected cash flows from financial royalty assets	1,342,038
Reversal of cumulative allowance (a)	95,158

Balance at December 31, 2019	$(868,418)

(a)

Relates to amounts reversed out of the cumulative allowance at the end of a royalty asset’s life to bring the account balance to zero. Reversals solely impact the gross asset and cumulative allowance balances; there is no impact to the consolidated statements of comprehensive income.